Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Performance Conditions (Parenthetical) (Details) - SOD 2020 SOC2020 SOUS2020	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of exercisable instruments relating to the development of elafibranor in pbc and elative clinical	10.00%	25.00%
Percentage of exercisable instruments relating to the development of NTZ and the ACLF franchise	15.00%	15.00%